2. LIQUIDITY (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
LiquidityDetailsAbstract
Accumulated deficit	$ (80,743,001)		$ (74,832,557)	$ (61,475,325)
Derivative liability reclassified into equity	10,679,067	316,876	1,456,187	45,081
Proceeds from issuance of common stock	4,763,153	3,175,032	3,177,032	2,109,834
Proceeds from issuance of convertible notes	$ 415,000